The GoodHaven Funds Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

April 3, 2020

VIA EDGAR TRANSMISSION

Division of Investment Management
u.s. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	The GoodHaven Funds Trust (the “Trust”)
File Nos.: 333-208929 and 811-23127

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the GoodHaven Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated March 30, 2020, and filed electronically as Post-Effective Amendment No. 8 to the Fund’s Registration Statement on Form N-1A on March 30, 2020.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott Resnick
Scott Resnick
For U.S. Bank Global Fund Services

Enclosures